Income Tax Expense (Details) - Schedule of income tax expense - CNY (¥)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Schedule of income tax expense [Abstract]
Current tax expense	¥ 218,567,885	¥ 142,238,819	¥ 182,459,389
Deferred tax expense/(benefit)	(190,009,905)	(94,389,779)	3,908,847
Total income tax expense	¥ 28,557,980	¥ 47,849,040	¥ 186,368,236